Impairment - Significant Assumptions Used in Value in Use Calculations (Detail) - LINE business and portal CGU [member]	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for cash-generating units [Line Items]
Pre-tax discount rate	10.30%	11.70%	14.70%
Terminal growth rate	1.60%	1.10%	1.40%